Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 92,680
Within one year
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	44,580
More than one year
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 48,100